Taxation on Ordinary Activities - Additional Information (Details) £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018 GBP (£)	Dec. 31, 2019 GBP (£) CorporateGroup	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Income Tax Disclosure [Line Items]
Corporation tax rate		19.00%	19.00%	19.00%
Change to the deferred tax liabilities due to the effect of change in tax rate		£ 65	£ 79
Charge on withholding taxes			55
Deferred tax relating to changes in tax rates		(47)	(70)	£ (9,620)
Release of deferred tax on unremitted earnings of associates				180
Tax on adjusting items		373	199	454
Non-controlling interests' share of the adjusting items net of tax		£ 17	£ 6	4
Federal Tax Rate
Income Tax Disclosure [Line Items]
Corporation tax rate			21.00%
Reynolds American Inc.
Income Tax Disclosure [Line Items]
Deemed repatriation tax				34
Release of deferred tax on unremitted earnings of associates				180
FII GLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup		25
Litigation settlement amount ordered by court						£ 1,200
Litigation settlement amount, applying Prudential judgement	£ 600
Litigation settlement amount received					£ 1,224
Tax on litigation settlement					£ 261
Tax rate on litigation settlement					45.00%
Litigation settlement amount received after tax					£ 963
Interest related to FII GLO		£ 28	£ 25	£ 25